CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Number of shares authorised	25,565,095	24,983,855
Par value per share	$ 0	$ 0